Schedule of Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2012 Y
Fair Value Measurements Schedule Of Fair Value Assumptions 1	0.45%
Fair Value Measurements Schedule Of Fair Value Assumptions 2	0.41%
Fair Value Measurements Schedule Of Fair Value Assumptions 3	75.00%
Fair Value Measurements Schedule Of Fair Value Assumptions 4	75.00%
Fair Value Measurements Schedule Of Fair Value Assumptions 5	3.5
Fair Value Measurements Schedule Of Fair Value Assumptions 6	4
Fair Value Measurements Schedule Of Fair Value Assumptions 7	0.00%
Fair Value Measurements Schedule Of Fair Value Assumptions 8	0.00%